Insurance contracts (Tables)	6 Months Ended
Jun. 30, 2025
Insurance contracts
Schedule of reconciliation of insurance and reinsurance contracts receivables and liabilities

Reinsurance contract receivables and liabilities

in € K

	June 30, 2025			December 31, 2024
	Present	Risk		Present	Risk
	value of	adjustment		value of	adjustment
	future cash	for non-		future cash	for non-
	flows	financial risk	Total	flows	financial risk	Total
Reinsurance contract receivables (liabilities) at the beginning of the period	(9,287)	(701)	(9,988)	53,137	(931)	52,206
Incurred claims and other directly attributable expenses	(210,091)	254	(209,837)	(245,035)	278	(244,757)
Changes that relate to past service – changes in the fulfillment cash-flows relating to liabilities for incurred claims (LIC)(1)	(96,890)	—	(96,890)	(58,654)	—	(58,654)
Claims and other directly attributable expenses paid	(52,945)	—	(52,945)	(562,067)	—	(562,067)
Premium revenue	376,766	—	376,766	802,597	—	802,597
Foreign currency translation and other changes	(94)	63	(31)	735	(48)	687
Reinsurance contract receivables (liabilities) at the end of the period	7,459	(384)	7,075	(9,287)	(701)	(9,988)
(1)	Changes that relate to past service include premium revenue, or a reduction in premium revenue, for past performance years of €23,120 and (€14,916) as of June 30, 2025 and December 31, 2024, respectively.

Insurance contract receivables and liabilities

in € K

	June 30, 2025			December 31, 2024
	Present	Risk		Present	Risk
	value of	adjustment		value of	adjustment
	future cash	for non-		future cash	for non-
	flows	financial risk	Total	flows	financial risk	Total
Insurance contract receivables (liabilities) at the beginning of the period	(7,751)	(588)	(8,339)	27,389	(553)	26,836
Incurred claims and other directly attributable expenses	(357,434)	109	(357,325)	(242,885)	—	(242,885)
Changes that relate to past service – changes in the fulfillment cash-flows relating to LIC(1)	(82,417)	—	(82,417)	(16,108)	—	(16,108)
Claims and other directly attributable expenses paid	(112,611)	—	(112,611)	(604,843)	—	(604,843)
Premium revenue	564,095	—	564,095	828,437	—	828,437
Foreign currency translation and other changes	87	59	146	259	(35)	224
Insurance contract receivables (liabilities) at the end of the period	3,969	(420)	3,549	(7,751)	(588)	(8,339)
(1)	Changes that relate to past service include premium revenue, or a reduction in premium revenue, for past performance years of €27,658 and (€2,095) as of June 30, 2025 and December 31, 2024, respectively.